Financial instruments and risk management - Fair Values Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 13,831	$ 14,115
Expected unconditional royalty payments to be received	$ 113	124
Percentage Of Change In Spot Price	15.00%
Level 1
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	$ 7,600	7,700
Bonds, fair value	9,500	9,100
Level 3
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 4,200	4,200
Percentage of change in coal spot price	15.00%
Increase in carrying value of forward contract due to coal spot price assumptions	$ 198	214
Decrease in carrying value of forward contract due to decrease in spot price	46	(57)
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Borrowings	4,700	4,700
Aluminium embedded derivatives separated from the power contract | Level 3
Disclosure of detailed information about financial instruments [line items]
Long-term embedded derivatives with fair value	$ 126	$ 120